CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 6,716	$ 36,069
Short-term bank deposits	16,917
Trade receivables	560	369
Inventories	1,680	1,886
Other receivables	6,840	3,196
CURRENT ASSETS, TOTAL	32,713	41,520
LONG-TERM ASSETS:
Long term deposits	48	56
Property, plant and equipment, net	2,020	1,924
Intangible assets, net	495	635
LONG-TERM ASSETS, TOTAL	2,563	2,615
ASSETS, TOTAL	35,276	44,135
CURRENT LIABILITIES:
Trade payables and accrued expenses	2,715	3,251
Other payables	2,182	2,182
CURRENT LIABILITIES, TOTAL	4,897	5,433
LONG-TERM LIABILITIES:
Deferred revenues	1,158	988
Liabilities in respect of IIA grants	7,568	7,380
Contingent consideration for purchase of shares	6,330	14,381
Liability in respect of discontinued operation	6,003	6,003
Severance pay liability, net	348	330
LONG TERM LIABILITIES, TOTAL	21,407	29,082
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 32,244,508 shares as of December 31, 2017 and 37,244,508 shares as of December 31, 2018; Issued and Outstanding 27,047,737 and 27,178,839 shares as of December 31, 2017 and 2018, respectively.	75	75
Share premium	139,637	138,992
Foreign currency translation adjustments	(25)	(38)
Accumulated deficit	(130,715)	(129,409)
SHAREHOLDERS' EQUITY, TOTAL	8,972	9,620
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 35,276	$ 44,135